RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Composition of deferred income tax and social contribution Subsidiaries (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Eletronorte
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 1,868,051	R$ 2,278,753
Deferred tax liabilities	(1,314,642)	(1,400,319)
Net Effect Assets	553,409	878,434
Hermenegildo I
Temporary difference unused tax losses and unused tax credits
Deferred tax assets		40,254
Net Effect Assets		40,254
Hermenegildo II
Temporary difference unused tax losses and unused tax credits
Deferred tax assets		43,118
Net Effect Assets		43,118
Hermenegildo III
Temporary difference unused tax losses and unused tax credits
Deferred tax assets		37,509
Net Effect Assets		37,509
Chui IX
Temporary difference unused tax losses and unused tax credits
Deferred tax assets		11,495
Net Effect Assets		11,495
Subtotal
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,868,051	2,411,129
Deferred tax liabilities	(1,314,642)	(1,400,319)
Net Effect Assets	553,409	1,010,810
ELETROSUL
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	443,849	362,655
Deferred tax liabilities	(894,572)	(829,665)
Net Effect Liabilities	(450,723)	(467,010)
Eletrobras
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(432,582)	(394,958)
Net Effect Liabilities	(432,582)	(394,958)
FURNAS
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	969,179	611,808
Deferred tax liabilities	(5,230,099)	(5,463,470)
Net Effect Liabilities	(4,260,920)	(4,851,662)
CHESF
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	918	180,823
Deferred tax liabilities	(3,166,663)	(3,331,821)
Net Effect Liabilities	(3,165,745)	(3,150,998)
Eletropar
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(5,416)	(4,408)
Net Effect Liabilities	(5,416)	(4,408)
Amazonas GT
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities		(32,895)
Net Effect Liabilities		(32,895)
Eletronuclear
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	679,409
Deferred tax liabilities	(679,409)
Subtotal
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,093,355	1,155,286
Deferred tax liabilities	(10,408,741)	(10,057,217)
Net Effect Liabilities	R$ (8,315,386)	R$ (8,901,931)